Pacific Advisors Small Cap Value Fund Schedule of Investments (Unaudited) as of March 31, 2020
Name of the Issuer	Numbers of shares as of 3/31/20		Current $ Value ** as of 3/31/20	Percentage of Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY				3.24
SPECIALTY RETAIL
CONN'S INC.	33,000	*	137,940

			137,940	3.24

ENERGY				7.16
ENERGY EQUIPMENT & SERVICES
HELIX ENERGY SOLUTIONS GROUP INC.	20,000	*	32,800
NORTH AMERICAN CONSTRUCTION GRP LTD	35,000		177,800
SOLARIS OILFIELD INFRASTRUCTURE-A	18,000		94,500

			305,100	7.16
FINANCIALS				4.70
DIVERSIFIED FINANCIAL SERVICES
COMPASS DIVERSIFIED HOLDINGS	15,000		201,000

			201,000	4.70

INDUSTRIALS				10.74
TRADING COMPANIES & DISTRIBUTORS
DXP ENTERPRISES INC.	10,000	*	122,600
RUSH ENTERPRISES INC.	10,500		335,160
			457,760	10.74

TOTAL COMMON STOCK (Cost: 1,227,158)			1,101,800	3.24
TOTAL INVESTMENT IN SECURITIES (Cost: $1,227,158)		1,101,800		25.84

CASH OR CASH EQUIVALENT			775,892	18.20

OTHER ASSETS LESS LIABILITIES			2,385,592	55.96

TOTAL NET ASSETS			4,263,284	100.00

* Non-income producing
** The principal amount is stated in U.S. dollars unless otherwise indicated.